Other Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	£ 100	£ 138
Other	2,243	2,235
Other liabilities	£ 2,343	£ 2,373